Financial Instruments - Schedule of Losses on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Realized and Unrealized on Derivative [Line Items]
Total unrealized losses	$ (326)	$ (1,044)
Total realized losses	(39,347)	0
Realized and unrealized gain (loss)	(39,673)	(1,044)
Conversion Feature Losses
Disclosure of Realized and Unrealized on Derivative [Line Items]
Total realized losses	(38,361)	0
Bulion Contract Losses
Disclosure of Realized and Unrealized on Derivative [Line Items]
Total realized losses	$ (986)	$ 0